7. CAPITAL AND RESERVES: Schedule of continuity of warrants (Details) - $ / shares		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants, Outstanding, Number of Options		8,834,641	8,876,250	11,308,000
Warrants, Outstanding, Number of Options Issued		0	4,219,641	955,000
Warrants, Outstanding, Number of Options Exercised		0	0	0
Warrants, Outstanding, Number of Options Expired		(4,115,000)	(4,261,250)	(3,386,750)
Warrants, Outstanding, Number of Options		4,719,641	8,834,641	8,876,250
Warrants, Weighted Average Exercise Price		$ 0.29	$ 0.46	$ 0.52
Warrants, Weighted Average Exercise Price, Issued		0	0.20	0.30
Warrants, Weighted Average Exercise Price, Exercised		0	0	0
Warrants, Weighted Average Exercise Price, Expired		0.38	0.55	0.60
Warrants, Weighted Average Exercise Price		$ 0.22	$ 0.29	$ 0.46
Warrants 1
Warrants, Expiry Date	[1]	Nov. 09, 2021
Warrants, Exercise Price		$ 0.40
Warrants, Number of Options		2,500,000
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		(2,500,000)
Warrants, Number of Options		0	2,500,000
Warrants 2
Warrants, Expiry Date	[1]	Dec. 17, 2021
Warrants, Exercise Price		$ 0.40
Warrants, Number of Options		1,160,000
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		(1,160,000)
Warrants, Number of Options		0	1,160,000
Warrants 3
Warrants, Expiry Date		Dec. 18, 2021
Warrants, Exercise Price		$ 0.20
Warrants, Number of Options		455,000
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		(455,000)
Warrants, Number of Options		0	455,000
Warrants 4
Warrants, Expiry Date	[1],[2]	Feb. 25, 2022
Warrants, Exercise Price		$ 0.40
Warrants, Number of Options		500,000
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		500,000	500,000
Warrants 5
Warrants, Expiry Date		Oct. 23, 2023
Warrants, Exercise Price		$ 0.20
Warrants, Number of Options		4,219,641
Warrants, Number of Options Issued		0
Warrants, Number of Options Exercised		0
Warrants, Number of Options Expired		0
Warrants, Number of Options		4,219,641	4,219,641
Warrants 6
Warrants, Expiry Date			Mar. 26, 2020
Warrants, Exercise Price			$ 0.48
Warrants, Number of Options		0	1,718,750
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			(1,718,750)
Warrants, Number of Options			0	1,718,750
Warrants 7
Warrants, Expiry Date			Jul. 12, 2020
Warrants, Exercise Price			$ 0.60
Warrants, Number of Options		0	2,542,500
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			(2,542,500)
Warrants, Number of Options			0	2,542,500
Warrants 8
Warrants, Expiry Date	[1]		Nov. 09, 2021
Warrants, Exercise Price			$ 0.40
Warrants, Number of Options		2,500,000	2,500,000
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			2,500,000	2,500,000
Warrants 9
Warrants, Expiry Date	[1]		Dec. 17, 2021
Warrants, Exercise Price			$ 0.40
Warrants, Number of Options		1,160,000	1,160,000
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			1,160,000	1,160,000
Warrants 10
Warrants, Expiry Date			Dec. 18, 2021
Warrants, Exercise Price			$ 0.20
Warrants, Number of Options		455,000	455,000
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			455,000	455,000
Warrants 11
Warrants, Expiry Date	[1]		Feb. 25, 2022
Warrants, Exercise Price			$ 0.40
Warrants, Number of Options		500,000	500,000
Warrants, Number of Options Issued			0
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			500,000	500,000
Warrants 12
Warrants, Expiry Date			Oct. 23, 2023
Warrants, Exercise Price			$ 0.20
Warrants, Number of Options		4,219,641	0
Warrants, Number of Options Issued			4,219,641
Warrants, Number of Options Exercised			0
Warrants, Number of Options Expired			0
Warrants, Number of Options			4,219,641	0
Warrants 13
Warrants, Expiry Date				Jul. 04, 2019
Warrants, Exercise Price				$ 0.60
Warrants, Number of Options			0	3,386,750
Warrants, Number of Options Issued				0
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				(3,386,750)
Warrants, Number of Options				0
Warrants 14
Warrants, Expiry Date				Mar. 26, 2020
Warrants, Exercise Price				$ 0.48
Warrants, Number of Options			1,718,750	1,718,750
Warrants, Number of Options Issued				0
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				0
Warrants, Number of Options				1,718,750
Warrants 15
Warrants, Expiry Date				Jul. 12, 2020
Warrants, Exercise Price				$ 0.60
Warrants, Number of Options			2,542,500	2,542,500
Warrants, Number of Options Issued				0
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				0
Warrants, Number of Options				2,542,500
Warrants 16
Warrants, Expiry Date	[1]			Nov. 09, 2021
Warrants, Exercise Price				$ 0.40
Warrants, Number of Options			2,500,000	2,500,000
Warrants, Number of Options Issued				0
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				0
Warrants, Number of Options				2,500,000
Warrants 17
Warrants, Expiry Date	[1]			Dec. 17, 2021
Warrants, Exercise Price				$ 0.40
Warrants, Number of Options			1,160,000	1,160,000
Warrants, Number of Options Issued				0
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				0
Warrants, Number of Options				1,160,000
Warrants 18
Warrants, Expiry Date				Dec. 18, 2021
Warrants, Exercise Price				$ 0.20
Warrants, Number of Options			455,000	0
Warrants, Number of Options Issued				455,000
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				0
Warrants, Number of Options				455,000
Warrants 19
Warrants, Expiry Date	[1]			Feb. 25, 2022
Warrants, Exercise Price				$ 0.40
Warrants, Number of Options			500,000	0
Warrants, Number of Options Issued				500,000
Warrants, Number of Options Exercised				0
Warrants, Number of Options Expired				0
Warrants, Number of Options				500,000

[1]	These warrants have a forced exercise price. If the closing price of the Company’s shares is $0.80 or greater for a period of 20 consecutive trading days, the warrants will expire on the earlier of the 30th day after such notice is given and the original expiry date.
[2]	Subsequently, these warrants expired unexercised.